EXPLORATION AND EVALUATION ASSETS ("E&E") (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Summary of Exploration and Evaluation Assets
The estimated useful lives for other assets for the current and comparative periods are as follows:

-	Office equipment	60 months
-	Leasehold improvements and finance leases	Lease term/Useful life
-	Computers	36 months
-	Deferred hydrocarbon injectants	24 months
-	Motor vehicles	60 months

Cost or deemed cost	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$6,973.5	$88.9	$7,062.4
Additions to PP&E	89.9	1.9	91.8
Property acquisitions	1.3	—	1.3
Change in asset retirement obligations	(34.4)	—	(34.4)
Divestitures	(191.5)	—	(191.5)
Balance, December 31, 2016	$6,838.8	$90.8	$6,929.6
Additions to PP&E	120.7	0.8	121.5
Property acquisitions	0.1	—	0.1
Change in asset retirement obligations	9.3	—	9.3
Divestitures	(3,151.2)	(3.7)	(3,154.9)
Balance, December 31, 2017	$3,817.7	$87.9	$3,905.6

Accumulated depletion, amortization and impairment losses	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$3,639.5	$76.1	$3,715.6
Depletion and amortization for the period	345.6	4.3	349.9
Divestitures	(102.4)	—	(102.4)
Balance, December 31, 2016	$3,882.7	$80.4	$3,963.1
Depletion and amortization for the period	204.4	3.2	207.6
Impairment	504.4	—	504.4
Divestitures	(1,871.2)	(2.5)	(1,873.7)
Balance, December 31, 2017	$2,720.3	$81.1	$2,801.4

Net book value	Oil and natural gas assets	Other equipment	Total
As at December 31, 2017
Assets held for sale	$—	$—	$—
Long term	1,097.4	6.8	1,104.2
	$1,097.4	$6.8	$1,104.2
As at December 31, 2016
Assets held for sale	$117.5	$—	$117.5
Long term	2,838.6	10.4	2,849.0
	$2,956.1	$10.4	$2,966.5

Cost or deemed cost
Balance, December 31, 2015	$494.8
Additions	1.5
Balance, December 31, 2016	$496.3
Divestitures	(134.3)
Impairment	(130.0)
Balance, December 31, 2017	$232.0

Estimated Forward Natural Gas Prices for Impairment Testing
Below are the forward natural gas price estimates used in the December 31, 2017 impairment test:

AECO gas (1)
Year	(Cdn$/MMBtu)
2018	2.20
2019	2.54
2020	2.88
2021	3.24
2022	3.47
2023	3.58
2024	3.66
2025	3.73
2026	3.80
2027	3.88
Thereafter	+ 2.0 percent/yr

(1)	Prices represent forecasted amounts as at January 1, 2018 by Pengrowth's independent reserves evaluator.